Long-term debt	12 Months Ended
Dec. 31, 2019
Long-term debt
Long-term debt

14.    Long-term debt

As of December 31, 2019 and 2018, long-term debt consisted of the following:

Long-term debt

in € THOUS

	2019	2018

Amended 2012 Credit Agreement	1,901,372	1,887,357
Bonds	4,966,619	3,700,446
Convertible Bonds	399,939	393,232
Accounts Receivable Facility	379,570	—
Capital lease obligations(1)	—	36,144
Other	258,057	134,855
Long-term debt(2)	7,905,557	6,152,034
Less current portion	(1,447,239)	(1,106,519)
Long-term debt, less current portion(2)	6,458,318	5,045,515
(1)

As of December 31, 2018, this line item included lease liabilities from capital leases in accordance with IAS 17. From 2019, these amounts are transferred to balance sheet items "Current portion of long-term lease liabilities" and "Long-term lease liabilities, less current portion" (see note 1).

(2)

Labeled as "Long-term debt and capital lease obligations, less current portion" as of December 31, 2018, this line item included lease liabilities from capital leases in accordance with IAS 17. From 2019, these amounts are transferred to balance sheet item "Long-term lease liabilities, less current portion" (see note 1).

The Company's long-term debt as of December 31, 2019, all of which ranks equally in rights of payment, are described as follows:

Amended 2012 credit agreement

The Company originally entered into a syndicated credit facility of $3,850,000 and a 5-year tenor (the "2012 Credit Agreement") on October 30, 2012. On November 26, 2014, the 2012 Credit Agreement was amended to increase the total credit facility to approximately $4,400,000 and extend the term for an additional two years until October 30, 2019 ("Amended 2012 Credit Agreement"). On July 11, 2017, the Company further amended and extended the Amended 2012 Credit Agreement.

As of December 31, 2019, the Amended 2012 Credit Agreement consists of:

•	Revolving credit facilities of $900,000 and €600,000 which will be due and payable on July 31, 2022.
•	A term loan of $1,230,000, also scheduled to mature on July 31, 2022. Quarterly repayments of $30,000 began on October 31, 2017 with the remaining balance outstanding due on the maturity date.
•	A term loan of €287,000 scheduled to mature on July 31, 2022. Quarterly repayments of €7,000 began on October 31, 2017 with the remaining balance outstanding due on the maturity date.
•	A non-amortizing term loan of €400,000 which is scheduled to mature on July 30, 2020.

Interest on the credit facilities is floating at a rate equal to EURIBOR / LIBOR (as applicable) plus an applicable margin. The applicable margin is variable and depends on the Company's consolidated net leverage ratio, which is a ratio of its consolidated funded debt less cash and cash equivalents to consolidated EBITDA (as these terms are defined in the Amended 2012 Credit Agreement). At December 31, 2019 and 2018, the dollar-denominated tranches outstanding under the Amended 2012 Credit Agreement had a weighted average interest rate of 3.24% and 3.53%, respectively. At December 31, 2019 and 2018, the euro-denominated tranches had a weighted average interest rate of 0.93% and 0.81%, respectively.

The Amended 2012 Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries. Under certain circumstances these covenants limit indebtedness and restrict the creation of liens. Under the Amended 2012 Credit Agreement the Company is required to comply with a maximum consolidated net leverage ratio.

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at December 31, 2019 and 2018:

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2019		2019 (1)

Revolving credit USD 2017 / 2022	$900,000	€801,139	$138,700	€123,464
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,230,000	€1,094,891	$1,230,000	€1,094,891
EUR term loan 2017 / 2022	€287,000	€287,000	€287,000	€287,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,183,030		€1,905,355

	Maximum amount available		Balance outstanding
	2018		2018 (1)

Revolving credit USD 2017 / 2022	$900,000	€786,026	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,350,000	€1,179,039	$1,350,000	€1,179,039
EUR term loan 2017 / 2022	€315,000	€315,000	€315,000	€315,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,280,065		€1,894,039
(1)	Amounts shown are excluding debt issuance costs.

At December 31, 2019 and 2018, the Company had letters of credit outstanding in the amount of $1,135 and $1,690 (€1,010 and €1,476), respectively, under the USD revolving credit facility, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the applicable revolving credit facility.

Bonds

At December 31, 2019 and 2018, the Company’s bonds consisted of the following:

Bonds

in THOUS

	Face			Book value	Book value
Issuer/Transaction	amount	Maturity	Coupon	2019 in €	2018 in €
FMC US Finance II, Inc. 2012	$800,000	July 31, 2019	5.625%	—	698,167
FMC Finance VIII S.A. 2012	€250,000	July 31, 2019	5.25%	—	249,773
FMC US Finance II, Inc. 2014	$500,000	October 15, 2020	4.125%	444,507	435,376
FMC US Finance, Inc. 2011	$650,000	February 15, 2021	5.75%	577,069	564,882
FMC Finance VII S.A. 2011	€300,000	February 15, 2021	5.25%	299,498	299,035
FMC US Finance II, Inc. 2012	$700,000	January 31, 2022	5.875%	622,135	609,532
Fresenius Medical Care AG & Co. KGaA, 2019	€650,000	November 29, 2023	0.25%	646,936	—
FMC US Finance II, Inc. 2014	$400,000	October 15, 2024	4.75%	354,338	347,297
Fresenius Medical Care AG & Co. KGaA, 2018	€500,000	July 11, 2025	1.50%	496,138	496,384
Fresenius Medical Care AG & Co. KGaA, 2019	€600,000	November 30, 2026	0.625%	593,216	—
FMC US Finance III, Inc. 2019	$500,000	June 15, 2029	3.75%	435,673	—
Fresenius Medical Care AG & Co. KGaA, 2019	€500,000	November 29, 2029	1.25%	497,109	—
				4,966,619	3,700,446

All bonds issued before 2018 , as well as the bonds issued by FMC US Finance III in 2019, are guaranteed by the Company and by FMCH and may be redeemed at the option of the respective issuers at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the indenture. The holders of our bonds have the right to request that the issuers repurchase the bonds at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the ratings of the respective bonds.

The Company has agreed to a number of covenants to provide protection to the holders which, under certain circumstances and with certain exceptions for the bonds issued since 2018, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. The limitation on incurrence of debt in the bonds issued before 2018 was suspended automatically as the rating of the respective bonds reached investment grade status. At December 31, 2019, the Company was in compliance with all of its covenants under the bonds.

The bonds issued by FMC Finance VIII S.A. in the amount of €250,000 and the bonds issued by Fresenius Medical Care US Finance II, Inc. in the amount of $800,000, which were due on July 31, 2019, were redeemed at maturity.

Convertible bonds

On September 19, 2014, the Company issued €400,000 principal amount of equity-neutral convertible bonds with a coupon of 1.125%. The bonds were issued at par and repaid as planned on January 31, 2020. In November 2019, the conversion feature expired and no conversions occurred. The call options on its shares that the Company purchased in 2014 to fully offset the economic exposure from the conversion feature also expired in November 2019.

Accounts Receivable Facility

The Company refinanced the Accounts Receivable Facility on December 20, 2018 increasing the facility to $900,000 and extending it until December 20, 2021.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at December 31, 2019 and December 31, 2018:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2019 (1)		2019 (2)

Accounts Receivable Facility	$900,000	€801,139	$427,000	€380,096

	Maximum amount available		Balance outstanding
	2018 (1)		2018 (2)

Accounts Receivable Facility	$900,000	€786,026	$—	€—
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $23,460 at December 31, 2019 and $26,631 at December 31, 2018 (€20,883 and €23,259). These letters of credit are not included above as part of the balance outstanding at December 31, 2019 and 2018; however, they reduce available borrowings under the Accounts Receivable Facility.

Under the Accounts Receivable Facility, certain receivables are sold to NMC Funding Corporation ("NMC Funding"), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors. Under the terms of the Accounts Receivable Facility, NMC Funding retains the right, at any time, to recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company's consolidated balance sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. At December 31, 2019, the interest rate was 1.98%. At December 31, 2018, this facility was not utilized by the Company. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other

At December 31, 2019 and 2018, in conjunction with certain acquisitions and investments, the Company had fixed payments outstanding for acquisitions totaling approximately €27,611 and €16,713, respectively, of which €12,456 and €7,621, respectively, were classified as the current portion of long-term debt.